Employee Benefit - Summary of Employee Benefit Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Pension-Defined benefit plans, current	$ 1,384	$ 1,436
Long service leave, current	566	452
Employee benefit liabilities, current	1,950	1,888
Pension-Defined benefit plans, non-current	9,916	10,306
Long service leave, non-current	111	128
Employee benefit liabilities, non-current	10,027	10,434
Pension-Defined benefit plans	11,300	11,742
Long service leave	677	580
Employee benefit liabilities	$ 11,977	$ 12,322